Additional disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Condensed balance sheets
Following are the summarised balance sheets of Banco Santander, S.A. as of December 31, 2024, 2023 and 2022 :

EUR million
CONDENSED BALANCE SHEETS (Parent company only)	31 December 2024	31 December 2023	31 December 2022
Assets
Cash and due from banks	157,665	172,524	177,920
Of which:
To bank subsidiaries	5,952	6,834	14,548
Trading account assets	135,758	102,296	92,128
Investment securities	77,230	63,325	47,560
Of which:
To bank subsidiaries	16,191	16,137	14,287
To non-bank subsidiaries	1,005	1,229	1,327
Net loans and leases	301,937	298,068	314,905
Of which:
To non-bank subsidiaries	21,127	22,435	25,312
Investment in affiliated companies	100,045	99,326	94,213
Of which:
To bank subsidiaries	74,624	74,016	70,698
To non-bank subsidiaries	25,421	25,310	23,515
Premises and equipment, net	6,219	6,368	6,513
Other assets	15,986	15,435	16,787
Total assets	794,840	757,342	750,026

Liabilities
Deposits	393,787	398,374	418,841
Of which:
To bank subsidiaries	6,645	7,832	16,619
To non-bank subsidiaries	19,176	14,610	15,106
Short-term debt	88,263	70,771	54,255
Long-term debt	137,549	129,258	114,447
Total debt	225,812	200,029	168,702
Of which:
To bank subsidiaries	100	—	—
To non-bank subsidiaries	2,428	1,816	1,638
Other liabilities	96,909	84,065	92,437
Total liabilities	716,508	682,468	679,980

Stockholders' equity
Capital stock	7,576	8,092	8,397
Retained earnings and other reserves	70,756	66,782	61,649
Total stockholders' equity	78,332	74,874	70,046

Total liabilities and Stockholders’ Equity	794,840	757,342	750,026

Condensed statements of income
Following are the condensed statements of income of Banco Santander, S.A. for the years ended December 31, 2024, 2023 and 2022.

EUR million
	Year ended
CONDENSED STATEMENTS OF INCOME (Parent company only)	31 December 2024	31 December 2023	31 December 2022
Interest income	35,474	32,231	19,322
Interest from earning assets	27,639	23,049	10,579
Dividends from affiliated companies	7,835	9,182	8,743
Of which:
From bank subsidiaries	6,959	8,159	8,228
From non-bank subsidiaries	876	1,023	515
Interest expense	(20,112)	(16,204)	(5,958)
Interest income / (charges)	15,362	16,027	13,364
Provision for credit losses	(1,334)	(1,372)	(1,397)
Interest income / (charges) after provision for credit losses	14,028	14,655	11,967
Non-interest income	5,712	4,778	4,808
Non-interest expense	(8,548)	(9,661)	(8,811)
Income before income taxes	11,192	9,772	7,964
Income tax benefit (expense)	(1,091)	(533)	(43)
Net income	10,101	9,239	7,921

Condensed statements of comprehensive income
Following are the condensed statements of comprehensive income of Banco Santander, S.A. for the years ended December 31, 2024, 2023 and 2022:

EUR million
	Year ended
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Parent company only)	31 December 2024	31 December 2023	31 December 2022
NET INCOME	10,101	9,239	7,921
OTHER COMPREHENSIVE INCOME	730	(57)	(735)
Items that may be reclassified subsequently to profit or loss	305	276	(524)
Hedging instruments (items not designated)	—	—	—
Revaluation gains (losses)	—	—	—
Amounts transferred to income statement	—	—	—
Other reclassifications	—	—	—
Debt instruments at fair value with changes in other comprehensive income	28	104	(328)
Revaluation gains (losses)	(55)	65	(242)
Amounts transferred to income statement	84	39	(86)
Other reclassifications	—	—	—
Cash flow hedges:	409	284	(420)
Revaluation gains/(losses)	140	(70)	(505)
Amounts transferred to income statement	269	354	85
Amounts transferred to initial carrying amount of hedged items	—	—	—
Other reclassifications	—	—	—
Hedges of net investments in foreign operations:	—	—	—
Exchange differences	—	—	—
Non-current assets held for sale	—	—	—
Income tax	(132)	(112)	224
Items that will not be reclassified to profit or loss	425	(333)	(211)
Actuarial gains/(losses) on pension plans	(16)	(14)	279
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	—	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	262	(250)	(450)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	—	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	20	(31)	18
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(20)	31	(18)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	247	(107)	58
Income tax relating to items that will not be reclassified	(68)	38	(98)
TOTAL COMPREHENSIVE INCOME	10,831	9,182	7,186

Condensed cash flow statements
Following are the condensed cash flow statements of Banco Santander, S.A. for the years ended December 31, 2024, 2023 and 2022.

EUR million
	Year ended
CONDENSED CASH FLOW STATEMENTS (Parent company only)	31 December 2024	31 December 2023	31 December 2022
1. Cash flows from operating activities
Consolidated profit	10,101	9,239	7,921
Adjustments to profit	(4,439)	(3,746)	3,370
Net increase/decrease in operating assets	(63,686)	(6,765)	(58,102)
Net increase/decrease in operating liabilities	27,480	(6,880)	85,367
Reimbursements/payments of income tax	(591)	(360)	(1,724)
Total net cash flows from operating activities (1)	(31,135)	(8,512)	36,832

2. Cash flows from investing activities
Investments (-)	(2,915)	(5,458)	(4,257)
Divestments (+)	9,544	10,880	10,852
Total net cash flows from investment activities (2)	6,629	5,422	6,595

3. Cash flows from financing activities
Issuance of own equity instruments	—	—	—
Disposal of own equity instruments	485	649	369
Acquisition of own equity instruments	(3,740)	(2,974)	(1,847)
Issuance of debt securities	5,625	5,636	—
Redemption of debt securities	(3,615)	(1,813)	(1,678)
Dividends paid	(3,017)	(2,261)	(1,848)
Issuance/Redemption of equity instruments	(751)	—	—
Other collections/payments related to financing activities	(300)	(166)	(180)
Total net cash flows from financing activities (3)	(5,313)	(929)	(5,184)

4. Effect of exchange rate changes on cash and cash equivalents (4)	2,256	(1,044)	104

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	(27,563)	(5,063)	38,347
Cash and cash equivalents at beginning of period	125,020	130,083	91,736
Cash and cash equivalents at end of period	97,457	125,020	130,083

Schedule of preferred shares and securities
The following table shows the balance of the preference shares and preferred securities as of 31 December 2024, 2023 and 2022:

EUR million
	2024	2023	2022
Preference shares	211	202	198
Preferred securities	9,821	9,081	7,898
Total	10,032	9,283	8,096

Schedule of preferred shares and securities by issuer

	Outstanding at 31 December 2024
Preference Shares Issuer/Date of issue	Currency	Amount in currency (million)	Interest rate	Redemption Option (A)

Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%	No option

	Outstanding at 31 December 2024
Preferred Securities Issuer/Date of issue	Currency	Amount in currency (million)	Interest rate		Maturity date

Banco Santander, S.A., March 2018	Euro	187.2	4.750%	(B)	Perpetuity
Banco Santander, S.A., January 2020	Euro	1,493.0	4.375%	(C)	Perpetuity
Banco Santander, S.A., May 2021	US Dollar	998.0	4.750%	(D)	Perpetuity
Banco Santander, S.A., May 2021	Euro	750.0	4.125%	(E)	Perpetuity
Banco Santander, S.A., September 2021	Euro	1,000.0	3.625%	(F)	Perpetuity
Banco Santander, S.A., November 2023	US Dollar	1,150.0	9.625%	(G)	Perpetuity
Banco Santander, S.A., November 2023	US Dollar	1,349.4	9.625%	(H)	Perpetuity
Banco Santander, S.A., May 2024	Euro	1,498.0	7.00%	(I)	Perpetuity
Banco Santander, S.A., August 2024	US Dollar	1,495.6	8.00%	(J)	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	144.0	€CMS 10 + 0.05% subject to a maximum distribution of 8% per annum		Perpetuity

A.From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
B.Payment is subject to certain conditions and to the discretion of the Banco Santander. The 4.75% interest rate is set for the first seven years. After that, it will be reviewed by applying a margin of 409.7 basis points on the Mid-Swap Rate.
C. Payment is subject to certain conditions and to the discretion of the Banco Santander. The 4.375% interest rate is set for the first six years. After that, it will be reviewed every 5 years by applying a margin of 453.4 basis point on the 5-year Mid-Swap Rate.
D.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.750% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 375.3 basis points over the 5-year UST rate.
E.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.125% interest rate is set for the first seven years, revised every 5 years thereafter by applying a margin of 431.1 basis points over the applicable 5-year Euro mid-swap.
F. Payment is subject to certain conditions and to the discretion of Banco Santander. The 3.625% interest rate is set for the first eight years, revised every 5 years thereafter by applying a margin of 376 basis points over the 5-year Mid-Swap Rate.
G. Payment is subject to certain conditions and to the discretion of Banco Santander. The 9.625% interest rate is set for the first five years and six months, revised every 5 years thereafter by applying a margin of 530.6 basis points on the five-year UST rate.
H. Payment is subject to certain conditions and to the discretion of Banco Santander. The 9.625% interest rate is set for the first ten years, revised every 5 years thereafter by applying a margin of 529.8 basis points on the five-year UST Rate.
I. Payment is subject to certain conditions and to the discretion of Banco Santander. The 7.00% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 443.2 basis points on the five-year Mid-Swap rate.
J. Payment is subject to certain conditions and to the discretion of Banco Santander. The 8.00% interest rate is set for the first ten years, revised every 5 years thereafter by applying a margin of 391.1 basis points on the five-year Mid-Swap rate.